Income Taxes (Details 3) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 1,289,000	$ 1,510,000
Gross increases – tax positions in prior years	3,000
Gross decreases – tax positions in prior years		(215,000)
Gross increases – current period tax positions	146,000	59,000
Tax Years Closed	(1,001,000)	(65,000)
Unrecognized tax benefits, end of year	$ 437,000	$ 1,289,000